CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - BRL (R$) R$ in Millions	Issued capital [member]		Capital reserve [member]	Net Income Reserves [Member]	Retained earnings [member]	Carrying Value Adjustments [Member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
At January 1, 2022 at Dec. 31, 2019	R$ 57,866.8		R$ 54,811.5	R$ 20,874.2		R$ (72,274.5)	R$ 61,278.0	R$ 1,278.0	R$ 62,556.0
IfrsStatementLineItems [Line Items]
Net Income					11,379.4		11,379.4	352.5	11,731.9
Gains/(losses) on the translation of foreign operations						7,493.1	7,493.1	193.1	7,686.2
Cash flow hedges						99.4	99.4	2.0	101.4
Actuarial gains/(losses)						(252.3)	(252.3)	(5.7)	(258.0)
Total comprehensive income					11,379.4	7,340.2	18,719.6	541.9	19,261.5
Capital increase (Note 22)	32.3	[1]	(32.3)
Effect of application of IAS 29 (hyperinflation)					1,344.9		1,344.9	(2.5)	1,342.4
Options granted on subsidiaries						(37.4)	(37.4)		(37.4)
Gains/(losses) of controlling interest						0.4	0.4	0.5	0.9
Tax on deemed dividends						(5.9)	(5.9)		(5.9)
Dividends paid					(1,206.9)		(1,206.9)	(482.4)	(1,689.3)
Interest on shareholder´s equity					(6,509.5)		(6,509.5)		(6,509.5)
Purchases of shares, results from treasury shares and share-based payments			206.4				206.4		206.4
Prescribed/(complementary) dividends					26.1		26.1		26.1
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting (Note 22)					11.8	(11.8)
Fiscal incentive reserve				1,332.8	(1,332.8)
Investments reserve				3,713.0	(3,713.0)
At December 31, 2022 at Dec. 31, 2020	57,899.1	[2]	54,985.6	25,920.0		(64,989.0)	73,815.7	1,335.5	75,151.2
IfrsStatementLineItems [Line Items]
Net Income					12,671.0		12,671.0	451.6	13,122.6
Gains/(losses) on the translation of foreign operations						2,449.7	2,449.7	108.3	2,558.0
Cash flow hedges						480.8	480.8	0.5	481.3
Actuarial gains/(losses)						341.8	341.8	(1.8)	340.0
Total comprehensive income					12,671.0	3,272.3	15,943.3	558.6	16,501.9
Capital increase (Note 22)	143.4	[1]	(134.4)				9.0		9.0
Effect of application of IAS 29 (hyperinflation)					2,063.7		2,063.7	21.4	2,085.1
Options granted on subsidiaries						(1.9)	(1.9)		(1.9)
Gains/(losses) of controlling interest						(46.2)	(46.2)	8.6	(37.6)
Tax on deemed dividends						(1.7)	(1.7)		(1.7)
Dividends paid					(2,099.5)		(2,099.5)	(549.5)	(2,649.0)
Interest on shareholder´s equity					(7,400.1)		(7,400.1)		(7,400.1)
Purchases of shares, results from treasury shares and share-based payments			336.0				336.0		336.0
Prescribed/(complementary) dividends					24.7		24.7		24.7
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting (Note 22)					11.8	(11.8)
Fiscal incentive reserve				1,423.5	(1,423.5)
Investments reserve				3,848.1	(3,848.1)
At December 31, 2022 at Dec. 31, 2021	58,042.5	[2]	55,187.2	31,191.6		(61,778.3)	82,643.0	1,374.6	84,017.6
IfrsStatementLineItems [Line Items]
Net Income					14,457.9		14,457.9	433.3	14,891.2
Gains/(losses) on the translation of foreign operations						(6,772.2)	(6,772.2)	(91.0)	(6,863.2)
Cash flow hedges						(316.7)	(316.7)	(2.0)	(318.7)
Actuarial gains/(losses)						466.5	466.5	4.2	470.7
Total comprehensive income					14,457.9	(6,622.4)	7,835.5	344.5	8,180.0
Capital increase (Note 22)	88.0	[1]	(64.3)				23.7		23.7
Effect of application of IAS 29 (hyperinflation)					3,224.5		3,224.5	9.2	3,233.7
Gains/(losses) of controlling interest						(2.8)	(2.8)	(0.3)	(3.1)
Tax on deemed dividends						(6.2)	(6.2)		(6.2)
Dividends paid								(357.4)	(357.4)
Interest on shareholder´s equity					(11,999.8)		(11,999.8)		(11,999.8)
Purchases of shares, results from treasury shares and share-based payments			216.8				216.8	1.6	218.4
Prescribed/(complementary) dividends					20.9		20.9		20.9
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting (Note 22)					11.8	(11.8)
Fiscal incentive reserve				2,018.6	(2,018.6)
Investments reserve				3,696.7	(3,696.7)
At December 31, 2022 at Dec. 31, 2022	R$ 58,130.5	[2]	R$ 55,339.7	R$ 36,906.9		R$ (68,421.5)	R$ 81,955.6	R$ 1,372.2	R$ 83,327.8

[1]	Capital increase related to the issue of shares.
[2]	The capital stock is fully subscribed and paid up.